Document and Entity Information	Jul. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	DENNY’S CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	0-18051
Entity Tax Identification Number	13-3487402
Entity Address, Address Line One	203 East Main Street
Entity Address, City or Town	Spartanburg
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29319-0001
City Area Code	864
Local Phone Number	597-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000852772
Title of 12(b) Security	$0.01 Par Value, Common Stock
Trading Symbol	DENN
Security Exchange Name	NASDAQ